PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7.PROPERTY AND EQUIPMENT, NET

Property and equipment, including those held under capital leases, consists of the following:

	December 31,
	2014	2015
	RMB’000	RMB’000	US$’000

At cost:
Optical fibers	13,100	13,100	2,022
Computer equipment	734,664	884,461	136,537
Furniture and fixtures	8,391	9,759	1,507
Leasehold improvements	19,371	19,267	2,974
Motor vehicles	9,296	9,985	1,541

	784,822	936,572	144,581
Less: accumulated depreciation	(365,936)	(436,626)	(67,403)

	418,886	499,946	77,178

For the years ended December 31, 2013, 2014 and 2015, depreciation expenses were RMB59,876,000 RMB 94,826,000 and RMB153,313,000 (US$23,667,000), respectively, and were included in the following captions:

	For the years ended December 31,
	2013	2014	2015
	RMB’000	RMB’000	RMB’000	US$’000

Cost of revenue	45,581	79,348	131,102	20,239
Sales and marketing expenses	280	198	49	8
General and administrative expenses	5,706	5,796	9,191	1,419
Research and development expenses	8,309	9,484	12,971	2,001

	59,876	94,826	153,313	23,667

The Company accounted for the leases of certain computer equipment and optical fibers as capital leases as leases that transfer substantially all the benefits and risks incidental to the ownership of assets. The carrying amounts of the Company’s property and equipment held under capital leases at respective balance sheet dates were as follows:

	December 31,
	2014	2015
	RMB’000	RMB’000	US$’000
At Cost:
Optical fibers	13,100	13,100	2,022
Computer equipment	37,728	227,436	35,110

	50,828	240,536	37,132
Less: accumulated depreciation	(7,398)	(41,472)	(6,402)

	43,430	199,064	30,730

Depreciation of property and equipment held under capital leases was RMB655,000, RMB3,523,000 and RMB34,074,000 (US$5,260,000) for the years ended December 31, 2013, 2014 and 2015, respectively.